Financial assets and liabilities - Carrying amount and fair value of borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Amount drawn	€ 8,475	€ 9,805
Deferred debt issue costs and bond premium/discount	(73)	(98)
Total borrowings	8,402	9,707
Not At Fair Value
Financial assets and liabilities
Amount drawn	8,475	9,805
Deferred debt issue costs and bond premium/discount	(73)	(98)
Total borrowings	8,402	9,707
Not At Fair Value | Loan notes
Financial assets and liabilities
Amount drawn	8,465	9,166
Deferred debt issue costs and bond premium/discount	(73)	(96)
Total borrowings	8,392	9,070
Not At Fair Value | Term loan
Financial assets and liabilities
Amount drawn		629
Deferred debt issue costs and bond premium/discount		(2)
Total borrowings		627
Not At Fair Value | Finance leases
Financial assets and liabilities
Amount drawn	7	7
Total borrowings	7	7
Not At Fair Value | Bank loans, overdrafts and revolving credit facilities
Financial assets and liabilities
Amount drawn	3	3
Total borrowings	3	3
Fair Value
Financial assets and liabilities
Fair value	8,920	10,022
Fair Value | Loan notes
Financial assets and liabilities
Fair value	8,910	9,377
Fair Value | Term loan
Financial assets and liabilities
Fair value		635
Fair Value | Finance leases
Financial assets and liabilities
Fair value	7	7
Fair Value | Bank loans, overdrafts and revolving credit facilities
Financial assets and liabilities
Fair value	€ 3	€ 3